Deferred Policy Acquisition Costs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of deferred policy acquisition costs
Deferred policy acquisition costs	$ 901	$ 1,031
Property and Casualty Insurance [Member]
Summary of deferred policy acquisition costs
Policy acquisition costs	189	181
Annuity and Supplemental Insurance [Member]
Summary of deferred policy acquisition costs
Policy acquisition costs	898	793
Policyholder sales inducements	207	208
Present value of future profits	144	164
Impact of unrealized gains and losses on securities	(537)	(315)
Deferred policy acquisition costs	$ 712	$ 850